FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2022
Financial instruments [abstract]
Financial instruments
27

FINANCIAL INSTRUMENTS
CLASSIFICATION AND MEASUREMENT OF FINANCIAL ASSETS
Financial

assets

are

not

reclassified

subsequent

to

their

initial

recognition

unless

the

Group

changes

its

business

model

for
managing financial assets, in

which case all affected

financial assets are reclassified

on the first day

of the first reporting

period
following the change in business model.

A financial asset shall be measured at amortised cost if both the following conditions are met:
●

the financial

asset is

held in

a business

model whose

objective is

to hold

financial assets

in order

to collect

contractual cash
flows; and

●

the contractual terms of

the financial asset give

rise on specified dates to

cash flows that are solely

payments of principal and
interest on the principal amount outstanding.

An investment is

measured at fair

value through other

comprehensive income if

it meets both

of the following

conditions and is
not designated as at fair value through profit or loss:
●

It is held with a business model whose objective achieved by both collecting contractual cash flows and selling financial assets;
and

●

Its contractual terms give rise on specified dates to

cash flows that are solely payments of principal and interest on the principal
amount outstanding.
27

FINANCIAL INSTRUMENTS
continued
FINANCIAL RISK MANAGEMENT FRAMEWORK
Overview
The Group has exposure to credit risk, liquidity risks, as well as other market risks from its use of financial instruments. This note presents information about the

Group’s exposure to

each of the above

risks, the Group’s

objectives and policies and

processes
for measuring

and managing risk.

The Group’s

management of capital

is disclosed in

note 20. This

note must be

read with the
quantitative disclosures included throughout these consolidated financial statements.
The board of

directors (“
Board
”) has

overall responsibility for

the establishment and

oversight of the

Group’s risk

management
framework. The Risk Committee

(“
RC
”) which is responsible

for developing and

monitoring the Group’s risk

management policies.
The committee reports regularly to the Board on its activities.
The Group’s risk management policies

are established to identify

and analyse the risks

faced by the Group,

to set appropriate risk
limits and controls, and

to monitor risks and

adherence to limits. Risk

management policies and systems

are reviewed regularly
to reflect

changes to

market conditions

and the

Group’s activities.

The Group,

through its

training and

management standards
and procedures, aims to develop

a disciplined and constructive control

environment in which all employees

understand their roles
and obligations.
The RC oversees

how management monitors

compliance with

the Group’s risk

management policies

and procedures, and

reviews
the adequacy of

the risk management

framework in relation

to the risks

faced by the

Group. The RC

is assisted in

its oversight
role by

the internal

audit function.

The internal

audit function

undertakes both

regular and

ad hoc

reviews of

risk management
controls and procedures, the results of which are reported to the RC.
CREDIT RISK
Credit risk is

the risk of

financial loss to

the Group

if a customer

or counterparty to

a financial instrument

fails to meet

its contractual
obligations, and arises principally from the Group’s trade and other receivables.
The Group’s financial instruments do not represent

a concentration of credit risk

due to the exposure to

credit risk being managed
as disclosed in the following notes:
NOTE 12

INVESTMENTS IN REHABILITATION

AND OTHER FUNDS
NOTE 13

CASH AND CASH EQUIVALENTS
NOTE 15

TRADE AND OTHER RECEIVABLES

MARKET RISK
Market risk is the risk that changes in market prices, such as commodity prices, foreign exchange rates, interest rates and equity prices will affect the consolidated profit or loss or the

value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising returns.

Commodity price risk
Additional disclosures are included in the following note:
NOTE 4

REVENUE
Other market risk
Additional disclosures are included in the following note:
NOTE 25

OTHER INVESTMENTS

Interest rate risk
Fluctuations in

interest rates

impact on

the value

of short-term

cash investments

and financing

activities, giving

rise to

interest
rate risk. In

the ordinary course

of business, the

Group receives cash

from its operations

and is obliged

to fund working

capital
and

capital

expenditure

requirements.

This

cash

is

managed

to

ensure

surplus

funds

are

invested

in

a

manner

to

achieve
maximum returns while

minimising risks. Lower

interest rates result

in lower returns

on investments and

deposits and also

may
have the effect

of making it

less expensive to

borrow funds. Conversely,

higher interest rates

result in higher

interest payments
on loans and overdrafts.

Additional disclosures are included in the following notes:

NOTE 12

INVESTMENTS IN REHABILITATION

AND OTHER FUNDS

NOTE 13

CASH AND CASH EQUIVALENTS
Foreign currency risk
The Group

enters into

transactions denominated

in foreign

currencies, such

as gold

sales denominated

in US

dollar, in the

ordinary
course of business

The Group holds

cash denominated in

a foreign currency.

This exposes the

Group to fluctuations

in foreign
currency exchange rates.

Additional disclosures are included in the following notes:

NOTE 4

REVENUE

NOTE 15

TRADE AND OTHER RECEIVABLES

NOTE 13

CASH AND CASH EQUIVALENTS

27

FINANCIAL INSTRUMENTS
continued

LIQUIDITY RISK
Liquidity risk is the

risk that the Group will

not be able to meet

its financial obligations as they

fall due. The Group’s approach

to
managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
The

Group

ensures

that

it

has

sufficient

cash

on

demand

to

meet

expected

operational

expenses,

including

the

servicing

of
financial obligations;

this excludes

the potential impact

of extreme circumstances

that cannot reasonably

be predicted, such

as
natural disasters.

Additional disclosures are included in the following note:

NOTE 10.2

LEASES

NOTE 16

TRADE AND OTHER PAYABLES

NOTE 20

CAPITAL MANAGEMENT